ACQUISTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combination	This acquisition does not meet the definition of a business in terms of IFRS 3 ‘Business Combinations’ and has been accounted for as an asset acquisition. The purchase price has been allocated to the net identifiable assets as follows:

Figures in millions - US Dollars
Allocation of the purchase price	2025
Tangible assets	159
Trade, other receivables and other assets	1
Environmental rehabilitation provision	(2)
Purchase price	158